Filed Pursuant to Rule 497(k)(1)(ii)
[PIE CHART]

FUND PROFILE

September 15, 1998


THE STRONG MONEY MARKET FUND
THE STRONG CORPORATE BOND FUND
THE STRONG GOVERNMENT SECURITIES FUND
THE STRONG HIGH-YIELD BOND FUND
THE STRONG SHORT-TERM BOND FUND
THE STRONG SHORT-TERM HIGH YIELD BOND FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

[STRONG LOGO]
STRONG FUNDS

WHAT ARE THE FUNDS' GOALS?
The STRONG MONEY MARKET FUND seeks current income, a stable share price, and daily liquidity.

The STRONG CORPORATE BOND FUND, the STRONG GOVERNMENT SECURITIES FUND, and the STRONG SHORT-TERM HIGH YIELD BOND FUND seek total return by investing for a high level of current income with a moderate degree of share-price fluctuation.


The STRONG HIGH-YIELD BOND FUND seeks total return by investing for a high level of current income and capital growth.

The STRONG SHORT-TERM BOND FUND seeks total return by investing for a high level of current income with a low degree of share-price fluctuation.


WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

The MONEY MARKET FUND is managed to provide attractive yields and a stable share price of $1.00. It invests in a portfolio of high-quality, short-term debt securities issued by corporations, banks, and other financial institutions.

The CORPORATE BOND FUND invests primarily in intermediate-maturity, medium- and high-quality bonds issued by U.S. companies. To increase the income it pays out, it may also invest a small portion of its assets in high-yield bonds. The Fund's average maturity will normally be between seven and twelve years.

The GOVERNMENT SECURITIES FUND invests primarily in high-quality bonds issued by the U.S. government or its agencies. The Fund's average maturity will normally be between five and ten years.

The HIGH-YIELD BOND FUND invests primarily in medium- and lower-quality bonds. The Fund will typically maintain an average maturity of five to ten years. The Fund may also invest a portion of its assets in common stocks.


The SHORT-TERM BOND FUND invests primarily in short- and intermediate-term, medium- and high-quality bonds. The Fund's average maturity will normally be between one and three years. The Fund may also invest a limited portion of its assets in lower-quality bonds.


The SHORT-TERM HIGH YIELD BOND FUND invests primarily in short- and intermediate-term, medium- and lower-quality bonds. The Fund's average maturity will normally be between one and three years.

For all of the Funds, the managers may sell a holding if its fundamental qualities deteriorate, or to take advantage of more attractive yield opportunities.

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. Each Fund's reports discuss the market conditions and investment strategies that significantly affected performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

FOR THE MONEY MARKET FUND:


NOT INSURED: Investments in the MONEY MARKET FUND are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in this Fund.



The MONEY MARKET FUND is appropriate for investors' immediate cash needs or as a permanent conservative part of a portfolio.



FOR THE BOND FUNDS:


BOND RISKS: The Funds' major risks are those of investing in the bond market. The market value of a bond is affected by changes in interest rates-when interest rates rise, the market value of a bond declines. Generally, the longer a bond's maturity, the greater this risk. A bond's value can also be affected by changes in the credit rating or financial condition of its issuer. Because bond values fluctuate, when you sell your investment you may receive more or less money than you originally invested.



HIGH-YIELD BONDS: The CORPORATE BOND, HIGH-YIELD BOND, SHORT-TERM HIGH YIELD BOND, and SHORT-TERM BOND FUNDS invest in medium- and lower-quality, high-yield bonds. These bonds involve greater risks, including the possibility that the issuer of the bond may not be able to make its payments of interest and principal. If that happens, the Fund's share price would decrease and its income distributions would be reduced.



ACTIVE TRADING: The CORPORATE BOND, GOVERNMENT SECURITIES, HIGH-YIELD BOND, SHORT-TERM BOND, and SHORT-TERM HIGH YIELD BOND FUNDS' active trading approach may increase the costs the Funds incur. It may also increase the amount of capital-gains tax you pay on the Funds' returns.



MORTGAGE AND ASSET-BACKED SECURITIES: The Funds invest significantly in mortgage-backed and asset-backed securities. The main risk is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security in an unfavorable market, reducing the Fund's share price and its income distributions.


FOREIGN SECURITIES: To a limited degree, the CORPORATE BOND, GOVERNMENT SECURITIES, HIGH-YIELD BOND, SHORT-TERM BOND, and SHORT-TERM HIGH YIELD BOND FUNDS may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.
                                                                    CONTINUED...

MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED...

FUTURES CONTRACTS: The CORPORATE BOND, GOVERNMENT SECURITIES, HIGH-YIELD BOND, SHORT-TERM BOND, and SHORT-TERM HIGH YIELD BOND FUNDS often use futures contracts to manage risk or hedge against market volatility. Futures contracts provide for the future sale by one party and purchase by another party of an underlying financial instrument at a specified price on a specified date. Because their values depend on the value of an underlying financial instrument, futures contracts may involve more risk and volatility than do other fixed income securities. They may also increase the Funds' expenses and, when used for hedging, reduce the opportunity for gain.



These Funds are generally appropriate for investors whose financial goals are at least several years away, and who are comfortable with the risks described here.


The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. Only Funds with at least one calendar year's returns appear below.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]

Year    Money        Corporate Bond  Government       High-Yield Bond  Short-Term Bond
        Market Fund  Fund            Securities Fund  Fund             Fund
------  -----------  --------------  ---------------  ---------------  -----------------
  1988      7.5%          12.5%           10.5%              -               10.1%
------  -----------  --------------  ---------------  ---------------  -----------------
  1989      9.2%          0.4%             9.9%              -                8.2%
------  -----------  --------------  ---------------  ---------------  -----------------
  1990      8.1%          -6.2%            8.7%              -                5.3%
------  -----------  --------------  ---------------  ---------------  -----------------
  1991      6.1%          14.8%           16.7%              -               14.6%
------  -----------  --------------  ---------------  ---------------  -----------------
  1992      3.7%          9.4%             9.2%              -                6.7%
------  -----------  --------------  ---------------  ---------------  -----------------
  1993      2.9%          16.8%           12.7%              -                9.3%
------  -----------  --------------  ---------------  ---------------  -----------------
  1994      4.0%          -1.3%           -3.4%              -               -1.6%
------  -----------  --------------  ---------------  ---------------  -----------------
  1995      6.2%          25.4%           19.9%              -               12.0%
------  -----------  --------------  ---------------  ---------------  -----------------
  1996      5.3%          5.5%             2.8%            26.9%              6.8%
------  -----------  --------------  ---------------  ---------------  -----------------
  1997      5.3%          11.9%            9.0%            16.0%              7.2%
------  -----------  --------------  ---------------  ---------------  -----------------

The Funds' year-to-date returns through 6-30-98 were: Money Market, 2.6%; Corporate Bond, 5.1%; Government Securities, 3.9%; High-Yield Bond, 6.1%; and Short-Term Bond, 3.3%.


BEST AND WORST QUARTERLY PERFORMANCE

FUND NAME               BEST QUARTER RETURN    WORST QUARTER RETURN
----------------------  ---------------------  ---------------------
Money Market            2.4% (2nd Q 1989)      0.7% (2nd Q 1993)
----------------------  ---------------------  ---------------------
Corporate Bond          7.7% (2nd Q 1995)      -4.4% (4th Q 1989)
----------------------  ---------------------  ---------------------
Government Securities   6.4% (2nd Q 1995)      -2.5% (1st Q 1994)
----------------------  ---------------------  ---------------------
High-Yield Bond         8.2% (1st Q 1996)      1.5% (1st Q 1997)
----------------------  ---------------------  ---------------------
Short-Term Bond         5.1% (4th Q 1991)      -1.3% (2nd Q 1994)
----------------------  ---------------------  ---------------------

AVERAGE ANNUAL TOTAL RETURNS

AS OF 6-30-98


FUND/INDEX              1-YEAR     5-YEAR     10-YEAR     SINCE INCEPTION
MONEY MARKET             5.36%      4.99%      5.75%          5.93% (10-22-85)
Salomon Bros. 3-Month
Treasury Bill Index      5.25%      4.92%      5.57%          5.69%
CORPORATE BOND          12.58%     10.27%      8.22%         10.07% (12-12-85)
Lehman Bros. Corp.
BAA Bond Index          11.34%      8.04%     10.05%         10.32%
GOVERNMENT SECURITIES   10.13%      6.94%      9.24%          8.90% (10-29-86)
Lehman Bros.
Aggregate Bond Index    10.54%      6.87%      9.06%          8.59%
HIGH-YIELD BOND         15.03%        -          -           19.53% (12-28-95)
Lehman Bros. High Yield
Bond Index              11.36%        -          -           11.49%
SHORT-TERM BOND          6.89%      6.14%      7.50%          7.79% (8-31-87)
Lehman Bros. 1-3 yr.
Gov/Corp Bond Index      6.81%      5.64%      7.28%          7.36%


The Salomon Brothers 3-Month Treasury Bill Index is an unmanaged index generally representative of the average yield of Three-Month Treasury Bills. The Lehman Brothers Corporate BAA Bond Index is an unmanaged index comprised of all issues within the Lehman Brothers Corporate Bond Index that are rated Baa by Moody's Investor Services, Inc. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of investment-grade securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index. The Lehman Brothers High-Yield Bond Index is an unmanaged index generally representative of corporate bonds rated below investment-grade. The Lehman Brothers 1-3 Year Government/Corporate Bond Index is an unmanaged index generally representative of government and investment-grade corporate securities with maturities of one to three years.


As of June 30, 1998, the 30-day yields for the Funds were as follows: CORPORATE BOND, 6.40%; GOVERNMENT SECURITIES, 5.48%; HIGH-YIELD BOND, 8.76%; SHORT-TERM BOND, 6.53%; and SHORT-TERM HIGH YIELD BOND, 7.58%. For current yield information on these Funds and the MONEY MARKET FUND, call 1-800-368-3863.



WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

The Funds are 100% no-load, so you pay no fees to buy or sell shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

The costs of operating each Fund are deducted from Fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND              MANAGEMENT FEES  OTHER EXPENSES   TOTAL EXPENSES
----------------  ---------------  ---------------  ---------------
Money Market      0.50%            0.37%            0.87%*
----------------  ---------------  ---------------  ---------------
Corporate Bond    0.625%           0.34%            0.96%
----------------  ---------------  ---------------  ---------------
Government        0.60%            0.24%            0.84%
Securities
----------------  ---------------  ---------------  ---------------
High-Yield Bond   0.625%           0.22%            0.84%*
----------------  ---------------  ---------------  ---------------
Short-Term Bond   0.625%           0.23%            0.85%
----------------  ---------------  ---------------  ---------------
Short-Term High   0.625%           0.36%            0.98%
Yield Bond
----------------  ---------------  ---------------  ---------------

*THE TOTAL OPERATING EXPENSES FOR THE MONEY MARKET FUND AND THE HIGH-YIELD BOND FUND DO NOT REFLECT THE INVESTMENT ADVISOR'S WAIVER OF MANAGEMENT FEES AND ABSORPTION OF EXPENSES DURING THE FISCAL YEAR ENDED OCTOBER 31, 1997. THE ACTUAL TOTAL OPERATING EXPENSES INCURRED FOR SUCH FISCAL YEAR AFTER WAIVERS AND ABSORPTIONS WERE 0.48% FOR THE MONEY MARKET FUND AND 0.58% FOR THE HIGH-YIELD BOND FUND. THESE WAIVERS AND ABSORPTIONS CAN BE TERMINATED AT ANY TIME.

EXAMPLE: THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COSTS OF INVESTING IN THE FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUNDS FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUNDS' OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------  ---------  ---------  ---------  ---------
Money Market                $89        $278       $482       $1,073
--------------------------  ---------  ---------  ---------  ---------
Corporate Bond              $98        $306       $531       $1,178
--------------------------  ---------  ---------  ---------  ---------
Government Securities       $86        $268       $466       $1,037
--------------------------  ---------  ---------  ---------  ---------
High-Yield Bond             $86        $268       $466       $1,037
--------------------------  ---------  ---------  ---------  ---------
Short-Term Bond             $87        $271       $471       $1,049
--------------------------  ---------  ---------  ---------  ---------
Short-Term High Yield Bond  $100       $312       $542       $1,201
--------------------------  ---------  ---------  ---------  ---------


WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds.

Jay N. Mueller manages the MONEY MARKET FUND. He joined Strong as a portfolio manager in September 1991, and has 15 years of investment experience.

Jeffrey A. Koch co-manages the CORPORATE BOND, HIGH-YIELD BOND, and SHORT-TERM HIGH YIELD BOND FUNDS. He joined Strong as a portfolio manager and securities analyst in June 1989. He has nine years of investment experience.

Bradley C. Tank co-manages the GOVERNMENT SECURITIES and SHORT-TERM BOND FUNDS. He joined Strong as a portfolio manager in June 1990, and has 16 years of investment experience.

John T. Bender co-manages the CORPORATE BOND and GOVERNMENT SECURITIES FUNDS. He joined Strong's accounting department in February 1987, became a trader in November 1988, an analyst in October 1990, and a portfolio co-manager in March 1996. He has nine years of investment experience.

Thomas M. Price co-manages the HIGH-YIELD BOND and SHORT-TERM HIGH YIELD BOND Funds. He joined Strong in April 1996 as a research analyst, and became a portfolio co-manager in May 1998. He previously spent five years at Northwestern Mutual Life Insurance, where he was a high-yield bond analyst.


Ivor E. Schucking co-manages the CORPORATE BOND FUND. He joined Strong in January 1996 as a senior research analyst, and became a portfolio manager in May 1998. He previously spent three years as a credit analyst at Pacific Investment Management Company.


Shirish T. Malekar co-manages the SHORT-TERM BOND FUND. Before joining Strong as a portfolio manager in January 1994, he was an international bond portfolio manager at Pacific Investment Management Company for three years.

Lyle J. Fitterer co-manages the SHORT-TERM BOND FUND. He joined Strong as a fund accountant in May 1989, became a trader in January 1992, a research analyst in January 1993, and a portfolio co-manager in January 1996. He has six years of investment experience.

HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account, $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

HOW CAN I SELL FUND SHARES?

There are several ways you can sell (redeem) your Fund shares.


- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.
                                                            CONTINUED ON BACK...

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may pay income from interest on the bonds in their portfolios, and may realize capital gains from appreciation on those holdings. The Funds declare income each business day and distribute it monthly, and declare and distribute capital gains annually. Income will provide the entire return of the MONEY MARKET FUND.

Unless you elect otherwise, distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.


Income is taxable at ordinary federal income tax rates, though under federal law, the interest income earned from U.S. Treasury securities is exempt from state and local taxes. All states allow mutual funds to pass through that exemption to their shareholders, although there are conditions to this exemption in some states. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital-gains distributions to assist in tax preparation.



WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services

- Automatic investment plans

- Payroll direct deposit
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

[STRONG LOGO]
STRONG FUNDS
P.O. Box 2936, Milwaukee, Wisconsin 53201
Strong Funds Distributors, Inc. 7901E98

IM798P